Above market acquired charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
For the twelve month period ended December 31,
2018	$ 14,381
2019	14,381
2020	11,695
2021	8,418
2022	8,372
Thereafter	17,788
Total	$ 75,035	$ 90,243	$ 100,518